Federated Hermes Emerging Markets Equity Fund
Portfolio of Investments
February 28, 2023 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.4%
		Argentina—2.9%
1,450	[1]	Mercadolibre, Inc.	$1,769,000
		Brazil—3.4%
168,584	[1]	3R Petroleum Oleo e Gas S.A.	1,172,420
83,302		Intelbras SA Industria de Telecomunicacao Eletronica Brasilerira	450,763
42,572		Localiza Rent A Car SA	451,216
		TOTAL	2,074,399
		Chile—2.0%
13,504		Sociedad Quimica Y Minera de Chile, ADR	1,198,480
		China—33.3%
154,629		Aier Eye Hospital Group Co., Ltd.	695,913
217,419	[1]	Alibaba Group Holding Ltd.	2,389,118
37,660	[1]	Bilibili, Inc.	730,596
26,864		Bloomage Biotechnology Corp. Ltd.	490,141
196,956		China Merchants Bank Co. Ltd.	1,071,259
579,000		CMOC Group Ltd.	325,147
10,200		Contemporary Amperex Technology Co. Ltd.	592,043
146,760		Ganfeng Lithium Group Co Ltd.	1,022,219
69,700		Hangzhou Tigermed Consulting Co., Ltd.	803,962
13,717		JD.com, Inc.	305,002
102,100	[1]	Kuaishou Technology	682,906
2,390		Kweichow Moutai Co. Ltd.	623,444
336,500		Medlive Technology Co., Ltd.	410,653
100,206	[1]	Meituan	1,731,388
144,920		Nari Technology Development Co., Ltd.	547,912
79,650		Shenzhen Inovance Technology Co. Ltd.	840,118
79,064		Tencent Holdings Ltd.	3,474,196
93,700		Wuxi Lead Intelligent Equipment Co. Ltd.	586,181
121,059	[1]	Wuxi Biologics Cayman, Inc.	844,269
30,200		Yunnan Energy New Material Co., Ltd.	545,710
998,022		Zijin Mining Group Co. Ltd.	1,520,132
		TOTAL	20,232,309
		Hong Kong—1.1%
62,594		AIA Group Ltd.	663,180
		India—7.6%
18,380		HDFC Bank Ltd., ADR	1,243,223
72,573		KPIT Technologies Ltd.	727,653
73,898	[1]	Max Healthcare Institute Ltd.	380,682
37,760		Reliance Industries Ltd.	1,060,387
75,890		Varun Beverages Ltd.	1,193,302
		TOTAL	4,605,247
		Indonesia—3.3%
2,534,270		PT Bank Central Asia	1,453,870
1,245,100		PT Vale Indonesia Tbk	558,603
		TOTAL	2,012,473
		Kazakhstan—0.9%
7,347	[2]	Kaspi.Kz JSC, GDR	544,988

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Malaysia—3.2%
1,841,700		CTOS Digital Bhd	$590,878
914,200		Frontken Corp. Bhd	637,047
607,200		Press Metal Aluminium Holdings Bhd	697,911
		TOTAL	1,925,836
		Mexico—1.8%
278,481		Wal-Mart de Mexico SAB de C.V.	1,097,395
		Nigeria—0.8%
337,580		Airtel Africa PLC	489,446
		Peru—1.2%
9,777		Southern Copper Corp.	720,467
		Poland—1.7%
12,388	[1]	Dino Polska SA	1,034,471
		Saudi Arabia—1.2%
153,653	[1]	Americana Restaurants International PLC	145,355
68,880	[1]	Saudi Arabian Oil Co. (Aramco)	583,393
		TOTAL	728,748
		Singapore—0.9%
8,389	[1]	Sea Ltd., ADR	524,229
		South Africa—1.8%
8,466		Capitec Bank Holdings Ltd.	808,191
28,106		Gold Fields Ltd., ADR	255,484
		TOTAL	1,063,675
		South Korea—14.1%
12,879		Ecopro BM Co., Ltd.	1,613,221
16,110		Kakao Corp.	755,847
21,258		Korea Aerospace Industry	723,112
1,387	[1]	LG Energy Solution, Ltd.	546,950
6,676		Samsung Electro-Mechanics Co.	724,438
43,188		Samsung Electronics Co. Ltd.	1,972,116
2,926		Samsung SDI Co. Ltd.	1,534,962
10,289		SK Hynix, Inc.	691,989
		TOTAL	8,562,635
		Taiwan—13.8%
33,063		AirTac International Group	1,158,750
8,274		ASPEED Technology, Inc.	750,362
42,525		Hiwin Technologies Corp.	349,871
38,704		MediaTek, Inc.	910,955
29,029		Momo.com, Inc.	750,532
22,840		Silergy Corp.	436,578
243,385		Taiwan Semiconductor Manufacturing Co. Ltd	4,034,850
		TOTAL	8,391,898
		Thailand—1.6%
482,400	[1]	Airports of Thailand Public Co. Ltd.	992,983
		Vietnam—1.8%
274,756		JSC Bank of Foreign Trade of Vietnam	1,081,051
		TOTAL COMMON STOCKS (IDENTIFIED COST $60,808,464)	59,712,910

Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—2.1%
1,279,151	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.61%[3] (IDENTIFIED COST $1,279,113)	$1,279,151
	TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $62,087,577)	60,992,061
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[4]	(291,651)
	TOTAL NET ASSETS—100%	$60,700,410
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the adviser, during the period ended February 28, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 5/31/2022	$4,734,820
Purchases at Cost	$19,816,238
Proceeds from Sales	$(23,272,896)
Change in Unrealized Appreciation/Depreciation	$(744)
Net Realized Gain/(Loss)	$1,733
Value as of 2/28/2023	$1,279,151
Shares Held as of 2/28/2023	1,279,151
Dividend Income	$68,177
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2023, these restricted securities amounted to $544,988, which represented 0.9% of total net assets.
Additional information on restricted securities held at February 28, 2023, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Kaspi.Kz JSC, GDR	2/17/2022	$544,303	$544,988
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$9,028,031	50,684,879	$—	$59,712,910
Investment Company	1,279,151	—	—	1,279,151
TOTAL SECURITIES	$10,307,182	$50,684,879	$—	$60,992,061
The following acronym(s) are use throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
JSC	—Joint Stock Company